Accounts Payable - Additional Information (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Trade Financing Arrangements [Member]
Accounts Payable [Line Items]
Amount reclassified from accounts payable	₱ 4,999
Trade Financing Arrangements [Member] | Parent [Member]
Accounts Payable [Line Items]
Trade receivables	1,799
Trade Financing Arrangements [Member] | Smart [Member]
Accounts Payable [Line Items]
Trade receivables	₱ 3,200
Top of range [member]
Accounts Payable [Line Items]
Accounts payable settlement period	180 days